                           WILLAMETTE ASSET MANAGERS
       -----------------------------------------------------------------
                             WILLAMETTE VALUE FUND

220 NW 2(nd) Avenue, Suite 950
Portland, Oregon 97209

October 1, 1998

Dear Valued Shareholders:

The Willamette Value Fund, since its successful launch on May 26, 1998, has received wide acceptance among investors. In keeping with our goal to provide long-term investment services, we believe it is important to keep our shareholders informed regarding a number of significant achievements during the first four months of operation.

The Fund now has over 1,000 shareholders. In reaching this important milestone it has been assigned the ticker symbol WILVX. Shareholders may now track the performance of the Fund's daily closing prices in many major publications including the Wall Street Journal, USA Today and the Oregonian.

In line with projections, the net assets of the Fund grew substantially. As of September 30, 1998, total net assets of the Fund were $10.5 million. This is important because the estimated expense ratios stated in the prospectus are based on a $10 million average asset base. As total assets under management continue to increase, the average expense ratio should decline accordingly.

Finally, our Fund's since inception performance, down 8.5% at NAV (-12.6 at offer) as of September 30, 1998, has tracked very close to the Dow Jones Industrial Average, which was down 13.95% for the same period. Our fund has performed admirably in a difficult market.

We thank you for your continued support of the Willamette Value Fund.

Sincerely,

/s/ James T. Smith
James T. Smith
Portfolio Manager
Willamette Value Fund

For more complete information including charges and expenses, please call 877-945-3863 to receive a prospectus. Read the prospectus carefully before investing or sending money.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

                               TABLE OF CONTENTS

                      Statement of Assets and Liabilities
                                     PAGE 3

                            Statement of Operations
                                     PAGE 4

                       Statement of Changes in Net Assets
                                     PAGE 5

                       Schedule of Portfolio Investments
                                     PAGE 6

                         Notes to Financial Statements
                                     PAGE 7

                              Financial Highlights
                                    PAGE 10

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                                                   VALUE
                                                                   FUND
                                                                -----------
                          ASSETS:
Investments, at value (cost $11,218,583)....................    $10,585,069
Interest and dividends receivable...........................         29,987
Receivable for capital shares sold..........................        161,315
Unamortized organizational costs............................         30,918
Prepaid expenses:
  Registration and filing...................................          8,198
  Other.....................................................          4,725
                                                                -----------
     Total Assets...........................................     10,820,212
                                                                -----------
                        LIABILITIES:
Payable for securities purchased............................        501,322
Payable for capital shares redeemed.........................         14,416
Accrued expenses and other payables:
  Investment advisory fees..................................          7,040
  Administration fees.......................................            170
  Distribution and shareholder service fees.................          3,520
                                                                -----------
     Total Liabilities......................................        526,468
                                                                -----------
                        NET ASSETS:
Capital.....................................................     10,933,996
Undistributed (distribution in excess of) net investment
  income/(loss).............................................         (6,738)
Net unrealized appreciation/(depreciation) from
  investments...............................................       (633,514)
Accumulated undistributed net realized gains/(losses) from
  investment transactions...................................             --
                                                                -----------
     Net Assets.............................................    $10,293,744
                                                                ===========
Outstanding units of beneficial interest (shares)...........      1,124,832
                                                                ===========
Net asset value -- redemption price per share...............    $      9.15
                                                                ===========
Maximum Sales Charge........................................           4.50%
                                                                ===========
Maximum Offering Price per share (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to nearest cent)......    $      9.58
                                                                ===========

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                            STATEMENT OF OPERATIONS
                  FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (A)
                                  (UNAUDITED)

                                                                  VALUE
                                                                   FUND
                                                                ----------
INVESTMENT INCOME:
  Dividend income...........................................    $   76,745
                                                                ----------
     Total income...........................................        76,745
                                                                ----------
EXPENSES:
  Investment advisory fees..................................        23,541
  Administration fees.......................................         4,708
  Distribution and shareholder service fees.................        11,770
  Custodian fees............................................           889
  Fund accounting fees......................................        12,742
  Transfer agent fees.......................................        12,675
  Legal and audit fees......................................         5,216
  Printing fees.............................................         6,763
  Registration and filing fees..............................         1,998
  Other.....................................................         3,181
                                                                ----------
     Net expenses...........................................        83,483
                                                                ----------
Net investment income/(loss)................................        (6,738)
                                                                ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....            --
Net change in unrealized appreciation/(depreciation) from
  investments...............................................      (633,514)
                                                                ----------
Net realized/unrealized gains/(losses) from investments.....      (633,514)
                                                                ----------
Change in net assets resulting from operations..............    ($ 640,252)
                                                                ==========

---------------

(a) For the period from May 26, 1998 (commencement of operations) to September 30, 1998.

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    VALUE
                                                                    FUND
                                                                -------------
                                                                   MAY 26,
                                                                   1998 TO
                                                                SEPTEMBER 30,
                                                                  1998 (a)
                                                                -------------
                                                                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..............................     $    (6,738)
  Net realized gains/(losses) from investment
     transactions...........................................              --
  Net change in unrealized appreciation/(depreciation) from
     investments............................................        (633,514)
                                                                 -----------
Change in net assets resulting from operations..............        (640,252)
                                                                 -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................              --
  Dividends to shareholders from net realized gains from
     investment transactions................................              --
                                                                 -----------
Change in net assets from shareholder distributions.........              --
                                                                 -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      11,363,967
  Dividends reinvested......................................              --
  Cost of shares redeemed...................................        (429,971)
                                                                 -----------
  Change in net assets from capital share transactions......      10,933,996
                                                                 -----------
  Change in net assets......................................      10,293,744
NET ASSETS:
  Beginning of period.......................................              --
                                                                 -----------
  End of period.............................................     $10,293,744
                                                                 ===========
SHARE TRANSACTIONS:
  Issued....................................................       1,169,097
  Reinvested................................................              --
  Redeemed..................................................         (44,265)
                                                                 -----------
Change in shares............................................       1,124,832
                                                                 ===========

---------------

(a) For the period from May 26, 1998 (commencement of operations) to September 30, 1998.

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS (98.1%):
                           Airlines (1.5%):
2,510.....   British Airways PLC-ADR.......  $   154,365
                                             -----------
                         Automotive (4.1%):
     7,688   General Motors Corp...........      420,438
                                             -----------
                   Automotive Parts (3.7%):
     6,928   Genuine Parts Co..............      208,273
     5,659   LucasVarity PLC-ADR...........      176,844
                                             -----------
                                                 385,117
                                             -----------
       Banking & Financial Services (9.1%):
     2,364   Bankers Trust Corp............      139,476
     4,503   J.P. Morgan & Co..............      381,066
     4,399   PNC Financial Corp............      197,955
     4,277   Union Planters Corp...........      214,919
                                             -----------
                                                 933,416
                                             -----------
             Cosmetics & Toiletries (1.8%):
     5,493   International Flavors &
               Fragrance...................      181,269
                                             -----------
              Diversified Operation (6.5%):
     6,357   Minnesota Mining &
               Manufacturing Co............      468,431
     6,170   Tenneco, Inc..................      202,839
                                             -----------
                                                 671,270
                                             -----------
  Electronic Components/Instruments (4.6%):
     6,208   AMP, Inc......................      221,936
     3,628   Florida Power & Light, Inc....      252,826
                                             -----------
                                                 474,762
                                             -----------
           Food Products & Services (2.3%):
     3,351   General Mills, Inc............      234,570
                                             -----------
                             Metals (4.8%):
     6,986   Aluminum Co. Of America.......      496,006
                                             -----------
        Office Supplies & Equipment (2.1%):
     8,645   Equity Office Properties
               Trust.......................      211,803
                                             -----------
       Oil -- Integrated Companies (20.6%):
     2,648   British Petroleum Co., PLC          231,038
     6,173   Chevron Corp..................      518,917
     7,082   Exxon Corp....................      497,067
     3,012   Mobil Corp....................      228,724

SHARES OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
     4,374   Royal Dutch Petroleum Co., NY
               Shares......................  $   208,312
     5,706   Shell Transport & Trading Co.-
               ADR.........................      207,912
     3,886   Texaco, Inc...................      243,604
                                             -----------
                                               2,135,574
                                             -----------
                     Paper Products (6.7%):
    10,324   International Paper Co........      481,357
     4,934   Weyerhaeuser Co...............      208,153
                                             -----------
                                                 689,510
                                             -----------
Photo Equipment & Supplies (4.9%):
     6,584   Eastman Kodak Co..............      509,026
                                             -----------
Publishing (2.1%):
     6,288   Reed International PLC-ADR....      211,434
                                             -----------
Retail Stores/Catalog (1.6%):
     3,700   J.C. Penney Co., Inc..........      166,269
                                             -----------
Telecommunications (16.1%):
     5,423   Alltel Corp...................      256,914
     8,383   AT&T Corp.....................      489,881
     5,016   Bell Atlantic Corp............      242,963
     7,521   Frontier Corp.................      205,887
     4,162   GTE Corp......................      228,910
     4,824   Tele Danmark A/S - ADR........      232,155
                                             -----------
                                               1,656,710
                                             -----------
Tobacco (5.5%):
    12,394   Phillip Morris Companies, Inc.      570,899
                                             -----------
             Total Common Stocks (Cost
               $10,735,952)................   10,102,438
                                             -----------
SHORT-TERM INVESTMENTS (4.7%):
Cash Sweep Account (4.7%):
   482,631   UBOC Sweep Account Willamette
               Asset Management............      482,631
                                             -----------
             Total Short-Term Investments
               (Cost $482,631).............      482,631
                                             -----------
             Total Investments-102.8% (Cost
               $11,218,583) (a)............  $10,585,069
                                             ===========

---------

Percentages indicated are based on net assets of $10,293,744

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

         Unrealized appreciation.........................  $  298,263
         Unrealized depreciation.........................    (931,777)
                                                           ----------
         Net unrealized depreciation.....................  ($ 633,514)
                                                           ==========

ADR -- American Depository Receipt
                       See notes to financial statements.

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

1.   ORGANIZATION:

     The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements and financial highlights are those of The Willamette Value Fund, (the "Fund"). The Fund offers one managed investment portfolio, as a series of the Group, and is authorized to issue an unlimited number of shares. The Fund offers one class of shares of beneficial interest ("shares").

     The Fund's investment objective is as follows:

FUND                                              OBJECTIVE
----                                              ---------
Value Fund                  Provide above average total return through a
                            combination of capital appreciation and dividend
                            income by investing in primarily equity securities.

2.  SIGNIFICANT ACCOUNTING PRINCIPLES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued. Listed securities for which last sales prices are not available are valued at the last bid price.

     SECURITIES TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     REPURCHASE AGREEMENTS:

     The Fund may purchase instruments from financial institutions, such as banks and registered broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Fund plus interest negotiated on
                                   Continued

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

     the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the carrying value upon the sale of the underlying collateral securities.

     DIVIDENDS TO SHAREHOLDERS:

     The Fund intends to declare its net investment income quarterly as a dividend to Shareholders at the close of business on the day of declaration, and generally will, if any, pay such dividends quarterly. The Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash.

     FEDERAL INCOME TAXES:

     The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and distributes substantially all of its income, the Fund generally will not pay any U.S. federal income or excise tax.

3.  RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided by the Willamette Asset Managers, Inc. The advisor is an affiliate of Phillips & Company Securities, Inc. ("Phillips"), a registered broker-dealer. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees, computed daily and paid monthly, at the annual rate of 1.00% of the fund's average daily net assets.

     BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Certain officers of the Fund are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers.

     Under the terms of the administration agreement, the Administrator receives a fee computed daily and paid periodically, at an annual rate of 0.20% of the Fund's average daily net assets.

     Pursuant to a 12b-1 Plan, the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of the Fund.

     BISYS Fund Services Ohio, Inc. (the "Company"), serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent Agreement, the Company's fees are based upon a
                                   Continued

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

     specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. Under the terms of the Fund Accounting Agreement the fees are computed daily and paid periodically at an annual rate of 0.03% of the Fund's average daily net assets, plus certain out-of-pocket expenses.

     Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended September 30, 1998 (a):

INVESTMENT ADVISORY FEES:...................................    $23,541
Annual fee (percentage of average net assets)...............       1.00%
ADMINISTRATION FEES:........................................    $ 4,708
Annual fee (percentage of average net assets)...............        .20%
12B-1 FEES:.................................................    $11,770
Annual fee (percentage of average net assets)...............        .50%
ACCOUNTING FEES:............................................    $12,742
TRANSFER AGENT FEES:........................................    $12,675

4.  PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 are as follows:

                                                             PURCHASES     SALES
                                                            -----------    -----
Value Fund................................................  $10,735,952     --

---------------

(a) For the period from May 26, 1998 (commencement of operations) to September 30, 1998.

THE COVENTRY GROUP
WILLAMETTE VALUE FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              FINANCIAL HIGHLIGHTS

                                                               VALUE FUND
                                                              -------------
                                                                 MAY 26,
                                                                 1998 TO
                                                              SEPTEMBER 30,
                                                                1998 (a)
                                                              -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.00
                                                                 -------
INVESTMENT ACTIVITIES
  Net investment income (loss)..............................       (0.01)
  Net realized and unrealized gains (losses) from
     investments............................................       (0.84)
                                                                 -------
     Total from Investment Activities.......................       (0.85)
                                                                 -------
DISTRIBUTIONS
  Net investment income.....................................          --
  Net realized gains from investments.......................          --
                                                                 -------
     Total Distributions....................................          --
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $  9.15
                                                                 =======
Total return (excludes sales charge)........................       (8.50%)(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........................     $10,294
  Ratio of expenses to average net assets...................        3.50% (c)
  Ratio of net investment income to average net assets......       (0.28%)(c)
  Portfolio Turnover........................................          --

---------

(a) For the period from May 26, 1998 (commencement of operations) to September 30, 1998.

(b) Not annualized.

(c) Annualized.

                      [This Page Intentionally Left Blank]

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
230 NW 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111

11/98

                                     WILLAMETTE
                                        VALUE
                                        FUND

                                WILLAMETTE VALUE FUND
                                 Investment Adviser

                                 SEMI-ANNUAL REPORT

                                 SEPTEMBER 30, 1998